Other non-financial assets	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Non Financial Assets [Abstract]
Other non-financial assets
13.
Other non - financial assets

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current
Prepayments	1,117	1,505	18
Capital advance	5,098	7,995	94
Advances recoverable	67	47	1
Balances with government authorities	35	31	0
Total	6,317	9,578	112

Current
Prepayments	1,589	1,585	19
Advances recoverable	1,651	1,241	15
Balances with government authorities	1,619	2,646	31
Others	4	4	0
Total	4,863	5,476	64